Other payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Salary payables	1,499,322	887,080	122,766
Other payables and accrued expenses	3,677,620	19,480,679	2,695,989
Estimated liability	346,973	-	-
Loan-Short term	-	8,500,000	1,176,340
Total other payables and accrued liabilities	5,523,915	28,867,759	3,995,095